Financial Assets at Fair Value Through Other Comprehensive Income - Securities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Assets at Fair Value Through Other Comprehensive Income - Securities
Note 8 – Financial assets at fair value through other comprehensive income - Securities
The fair value and corresponding gross carrying amount of Financial Assets at Fair Value Through Other Comprehensive Income - Securities assets are as follows:

	12/31/2021				12/31/2020
	Gross carrying amount	Fair value adjustments (in stockholders’ equity)	Expected loss	Fair value	Gross carrying amount	Fair value adjustments (in stockholders’ equity) (2)	Expected loss	Fair value
Brazilian government securities (1a)	71,298	(1,656)	—	69,642	65,235	2,714	—	67,949
Other government securities	36	—	(36)	—	36	—	(36)	—
Government securities – abroad (1b)	30,507	(313)	—	30,194	34,365	38	(1)	34,402
Argentina	409	(4)	—	405	—	—	—	—
Colombia	1,942	(95)	—	1,847	3,913	73	—	3,986
Chile	19,885	(151)	—	19,734	21,639	12	—	21,651
United States	4,520	(2)	—	4,518	3,751	(1)	—	3,750
Mexico	1,028	(6)	—	1,022	1,180	1	—	1,181
Paraguay	1,516	(57)	—	1,459	3,008	(60)	(1)	2,947
Uruguay	1,207	2	—	1,209	874	13	—	887
Corporate securities (1c)	6,714	(880)	(48)	5,786	7,799	(152)	(56)	7,591
Shares	1,629	(886)	—	743	1,640	(258)	—	1,382
Bank deposit certificates	132	(1)	—	131	305	2	—	307
Debentures	392	3	(44)	351	956	(23)	(44)	889
Eurobonds and other	4,498	1	(1)	4,498	4,895	127	(9)	5,013
Financial bills	6	—	—	6	—	—	—	—
Other	57	3	(3)	57	3	—	(3)	—

Total	108,555	(2,849)	(84)	105,622	107,435	2,600	(93)	109,942

(1)
Financial assets at fair value through other comprehensive income - Securities pledged in guarantee of funding transactions of financial institutions and customers were: a) R$ 43,500 (R$ 35,203 at 12/31/2020), b) R$ 2,385 (R$ 2,398 at 12/31/2020) and c) R$ 778 (R$ 518 at 12/31/2020), totaling R$ 40,723 (R$ 38,119 at 12/31/2020).

(2)
In the period, the result of Adjustment to Fair Value of Financial Assets (particularly private securities) had their amounts affected by oscillations of rates and other market variables arising from the impact of the
COVID-19
pandemic on the macroeconomic scenario in the period (Note 33a).

The gross carrying amount and the fair value of financial assets through other comprehensive income - securities by maturity are as follows:

	12/31/2021		12/31/2020
	Gross carrying amount	Fair value	Gross carrying amount	Fair value
Current	27,398	26,428	33,094	32,872
Non-stated maturity	1,629	743	1,640	1,382
Up to one year	25,769	25,685	31,454	31,490
Non-current	81,157	79,194	74,341	77,070
From one to five years	64,034	63,256	52,825	54,452
From five to ten years	12,017	11,557	14,084	14,852
After ten years	5,106	4,381	7,432	7,766

Total	108,555	105,622	107,435	109,942

Equity instruments at fair value through other comprehensive income - securities are presented in the table below:

	12/31/2021
	Gross carrying amount	Adjustments to fair value (in Stockholders’ equity)	Expected loss	Fair Value
Shares	1,629	(886)	—	743

Total	1,629	(886)	—	743

	12/31/2020
	Gross carrying amount	Adjustments to fair value (in Stockholders’ equity)	Expected loss	Fair Value
Shares	1,640	(258)	—	1,382

Total	1,640	(258)	—	1,382

In the period there was no receipt of dividends and there was no reclassification within Stockholders´ Equity.
ITAÚ UNIBANCO HOLDING adopted the option of designating equity instruments at fair value through other comprehensive income due to the particularities of a certain market.

	12/31/2021		12/31/2020
	Gross carrying amount	Fair Value	Gross carrying amount	Fair Value
Current	1,629	743	1,640	1,382
Non-stated maturity	1,629	743	1,640	1,382
Reconciliation of expected loss for Other financial assets, segregated by stages:

Stage 1	Expected loss 12/31/2020	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss 12/31/2021
Financial assets at fair value through other comprehensive income	(93)	3	(2)	8	—	—	—	—	(84)

Brazilian government securities	(36)	—	—	—	—	—	—	—	(36)
Other	(36)	—	—	—	—	—	—	—	(36)
Government securities - abroad	(1)	1	—	—	—	—	—	—	—
Corporate securities	(56)	2	(2)	8	—	—	—	—	(48)
Debentures	(44)	—	—	—	—	—	—	—	(44)
Eurobonds and other	(9)	2	(2)	8	—	—	—	—	(1)
Other	(3)	—	—	—	—	—	—	—	(3)

Stage 1	Expected loss 12/31/2019	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss 12/31/2020
Financial assets at fair value through other comprehensive income	(86)	(8)	(17)	18	—	—	—	—	(93)

Brazilian government securities	(36)	—	—	—	—	—	—	—	(36)
Other	(36)	—	—	—	—	—	—	—	(36)
Government securities - abroad	(3)	2	(1)	1	—	—	—	—	(1)
Corporate securities	(47)	(10)	(16)	17	—	—	—	—	(56)
Debentures	(43)	—	(1)	—	—	—	—	—	(44)
Eurobonds and other	(1)	(10)	(15)	17	—	—	—	—	(9)
Other	(3)	—	—	—	—	—	—	—	(3)